UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II
 (Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
 (Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
 (Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2017

Item 1. Report to Stockholders.
The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Kaizen Hedged Premium Spreads Fund
Class I (KZSIX)

Altrius Enhanced Income Fund
Class I (KEUIX)

MarketGrader 100 Enhanced Index Fund
Class I (KHMIX)

SEMI-ANNUAL REPORT
JUNE 30, 2017

Kaizen Funds
Each a series of Investment Managers Series Trust II

Table of Contents

Schedule of Investments	1
Statements of Assets and Liabilities	19
Statements of Operations	20
Statements of Changes in Net Assets	21
Financial Highlights	24
Notes to Financial Statements	27
Expense Examples	41

This report and the financial statements contained herein are provided for the general information of the shareholders of the Kaizen Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.kaizenfunds.com

Kaizen Hedged Premium Spreads Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2017 (Unaudited)

Number of Shares		Value

	EXCHANGE-TRADED FUNDS – 1.1%
3,000	VelocityShares Daily Inverse VIX Medium Term ETN*	$210,780
3,000	VelocityShares Daily Inverse VIX Short Term ETN*	250,380

	TOTAL EXCHANGE-TRADED FUNDS (Cost $432,279)	461,160

Number of Contracts

	PURCHASED OPTIONS CONTRACTS – 0.4%
	CALL OPTIONS – 0.4%
	CBOE SPX Volatility Index
1,000	Exercise Price: $12.50, Expiration Date: July 19, 2017*	92,500
698	Exercise Price: $14.00, Expiration Date: July 19, 2017*	43,625

	TOTAL CALL OPTIONS (Cost $115,003)	136,125

	PUT OPTIONS – 0.0%
	CBOE SPX Volatility Index
3,000	Exercise Price: $10.00, Expiration Date: July 5, 2017	15,000

	TOTAL PUT OPTIONS (Cost $62,850)	15,000

	TOTAL PURCHASED OPTIONS CONTRACTS (Cost $177,853)	151,125

Principal Amount

	SHORT-TERM INVESTMENTS – 99.3%
$1,546,362	UMB Money Market Fiduciary, 0.01%[1]	1,546,362
38,500,000	United States Treasury Bill, 1.02%[2]	38,355,779

	TOTAL SHORT-TERM INVESTMENTS (Cost $39,906,265)	39,902,141

	TOTAL INVESTMENTS – 100.8% (Cost $40,516,397)	40,514,426
	Liabilities in Excess of Other Assets – (0.8)%	(310,668)

	TOTAL NET ASSETS – 100.0%	$40,203,758

Number of Shares

	SECURITIES SOLD SHORT – (0.3)%
	EXCHANGE-TRADED FUNDS – (0.3)%
(1,000)	PowerShares QQQ Trust, Series 1	(137,640)

	TOTAL EXCHANGE-TRADED FUNDS (Proceeds $137,437)	(137,640)

	TOTAL SECURITIES SOLD SHORT (Proceeds $137,437)	$(137,640)

Kaizen Hedged Premium Spreads Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2017 (Unaudited)

Number of Contracts		Value

	WRITTEN OPTIONS CONTRACTS – 0.0%
	PUT OPTIONS – 0.0%
	CBOE SPX Volatility Index
(3,000)	Exercise Price: $9.50, Expiration Date: July 5, 2017	$(6,000)

	TOTAL PUT OPTIONS (Proceeds $3,150)	(6,000)

	TOTAL WRITTEN OPTIONS CONTRACTS (Proceeds $3,150)	$(6,000)

ETN – Exchange Traded Note

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.
[2]	Segregated as collateral for open written options contracts.

See accompanying Notes to Financial Statements.

Kaizen Hedged Premium Spreads Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2017 (Unaudited)

FUTURES CONTRACTS

Number of Contracts Long (Short)	Description	Expiration Date	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)

63	CBOE SPX Volatility Index	July 2017	$741,103	$776,475	$35,372
(45)	CBOE SPX Volatility Index	August 2017	(630,448)	(570,375)	60,073
(50)	CBOE SPX Volatility Index	September 2017	(674,893)	(683,750)	(8,857)
(25)	E-mini Nasdaq 100	September 2017	(2,872,840)	(2,826,375)	46,465
35	E-mini S&P 500	September 2017	4,238,315	4,236,575	(1,740)

TOTAL FUTURES CONTRACTS			$801,237	$932,550	$131,313

See accompanying Notes to Financial Statements.

Kaizen Hedged Premium Spreads Fund
SUMMARY OF INVESTMENTS
As of June 30, 2017 (Unaudited)

Security Type	Percent of Total Net Assets
Short-Term Investments	99.3%
Exchange-Traded Funds	1.1%
Purchased Options Contracts	0.4%
Total Investments	100.8%
Liabilities in Excess of Other Assets	(0.8)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Altrius Enhanced Income Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2017 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS – 82.4%
	COMMUNICATIONS – 8.0%
$400,000	AMC Networks, Inc. 4.750%, 12/15/2022[1,6]	$412,720
	Cablevision Systems Corp.
90,000	7.750%, 4/15/2018[6]	93,375
260,000	8.000%, 4/15/2020[6]	289,575
700,000	CenturyLink, Inc. 6.750%, 12/1/2023[6]	753,816
400,000	DISH DBS Corp. 6.750%, 6/1/2021[6]	444,000
400,000	Frontier Communications Corp. 8.500%, 4/15/2020[6]	420,500
400,000	McClatchy Co. 9.000%, 12/15/2022[1,6]	414,000
60,000	Netflix, Inc. 5.375%, 2/1/2021[6]	64,807
500,000	SFR Group S.A. 6.000%, 5/15/2022[1,2,3,6]	523,125
350,000	Sprint Capital Corp. 6.900%, 5/1/2019[6]	373,608
350,000	Univision Communications, Inc. 6.750%, 9/15/2022[1,2,6]	364,000
350,000	Windstream Services LLC 7.750%, 10/15/2020[1,6]	352,625
		4,506,151
	CONSUMER DISCRETIONARY – 23.9%
400,000	ADT Corp. 6.250%, 10/15/2021[6]	435,500
415,000	Air Canada 7.750%, 4/15/2021[3,6]	475,175
205,000	American Airlines Group, Inc. 6.125%, 6/1/2018[6]	210,535
600,000	American Axle & Manufacturing, Inc. 6.625%, 10/15/2022[1,6]	615,000
427,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 5.500%, 4/1/2023[1,6]	424,331
1,000,000	Block Financial LLC 5.500%, 11/1/2022[1,6]	1,083,336
40,000	Cooper Tire & Rubber Co. 8.000%, 12/15/2019[6]	44,550
	GameStop Corp.
800,000	5.500%, 10/1/2019[1,2,6]	823,000
800,000	6.750%, 3/15/2021[1,6]	831,200

Altrius Enhanced Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2017 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	CONSUMER DISCRETIONARY (Continued)
$405,000	Gap, Inc. 5.950%, 4/12/2021[1,6]	$439,009
600,000	Global Partners LP / GLP Finance Corp. 6.250%, 7/15/2022[1]	603,000
40,000	Goodyear Tire & Rubber Co. 8.750%, 8/15/2020[6]	47,000
	Hertz Corp.
160,000	5.875%, 10/15/2020[1,6]	154,800
290,000	7.375%, 1/15/2021[1,6]	279,850
144,000	International Game Technology 5.500%, 6/15/2020[6]	149,328
	J.C. Penney Corp., Inc.
110,000	8.125%, 10/1/2019[6]	120,175
70,000	5.650%, 6/1/2020[6]	68,863
400,000	KB Home 8.000%, 3/15/2020[6]	450,000
600,000	L Brands, Inc. 5.625%, 10/15/2023	640,500
600,000	LSC Communications, Inc. 8.750%, 10/15/2023[1,2,6]	626,250
600,000	Men's Wearhouse, Inc. 7.000%, 7/1/2022[1]	525,000
80,000	MGM Resorts International 6.750%, 10/1/2020[6]	88,632
350,000	Penske Automotive Group, Inc. 5.750%, 10/1/2022[1,6]	361,375
600,000	Quad/Graphics, Inc. 7.000%, 5/1/2022	610,998
600,000	Rent-A-Center, Inc. 6.625%, 11/15/2020[1,6]	562,500
340,000	RR Donnelley & Sons Co. 7.625%, 6/15/2020[6]	378,250
400,000	Ruby Tuesday, Inc. 7.625%, 5/15/2020[1,6]	379,000
400,000	Sears Roebuck Acceptance Corp. 6.875%, 10/15/2017[6]	367,188
52,000	ServiceMaster Co. LLC 7.100%, 3/1/2018[6]	53,300
400,000	Sonic Automotive, Inc. 5.000%, 5/15/2023[1,6]	380,500
600,000	Tempur Sealy International, Inc. 5.625%, 10/15/2023[1,6]	622,500
400,000	Toys R Us, Inc. 7.375%, 10/15/2018[6]	360,000

Altrius Enhanced Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2017 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	CONSUMER DISCRETIONARY (Continued)
$215,000	Yum! Brands, Inc. 3.750%, 11/1/2021[1,6]	$220,375
		13,431,020
	CONSUMER STAPLES – 6.4%
300,000	Alliance One International, Inc. 9.875%, 7/15/2021[1,6]	261,000
370,000	Avon Products, Inc. 6.500%, 3/1/2019[6]	382,025
400,000	Central Garden & Pet Co. 6.125%, 11/15/2023[1,6]	426,000
375,000	Cott Beverages, Inc. 5.375%, 7/1/2022[1,6]	388,594
180,000	New Albertsons, Inc. 7.020%, 7/21/2017[6]	180,000
400,000	Revlon Consumer Products Corp. 5.750%, 2/15/2021[1,6]	368,000
600,000	Rite Aid Corp. 6.750%, 6/15/2021[1]	616,200
372,000	Safeway, Inc. 4.750%, 12/1/2021	366,420
600,000	SUPERVALU, Inc. 7.750%, 11/15/2022[1]	583,500
		3,571,739
	ENERGY – 10.6%
280,000	Calumet Specialty Products Partners LP / Calumet Finance Corp. 7.625%, 1/15/2022[1,6]	245,000
280,000	Carrizo Oil & Gas, Inc. 7.500%, 9/15/2020[1,6]	284,900
199,000	CONSOL Energy, Inc. 8.250%, 4/1/2020[1,6]	201,736
500,000	Denbury Resources, Inc. 6.375%, 8/15/2021[1,6]	300,000
287,000	Era Group, Inc. 7.750%, 12/15/2022[1,6]	257,583
350,000	Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas, Inc. 6.125%, 6/15/2019[1,6]	354,375
160,000	Harvest Operations Corp. 6.875%, 10/1/2017[3,6]	159,600
	Laredo Petroleum, Inc.
39,000	5.625%, 1/15/2022[1,6]	37,830
305,000	7.375%, 5/1/2022[1,6]	308,050
400,000	Martin Midstream Partners LP / Martin Midstream Finance Corp. 7.250%, 2/15/2021[1,6]	404,000

Altrius Enhanced Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2017 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	ENERGY (Continued)
$110,000	Noble Energy, Inc. 5.875%, 6/1/2022[1,6]	$114,068
400,000	NuStar Logistics LP 6.750%, 2/1/2021[6]	436,000
280,000	Oasis Petroleum, Inc. 7.250%, 2/1/2019[1,6]	277,900
350,000	Petrobras Global Finance B.V. 7.875%, 3/15/2019[3,6]	375,550
400,000	PHI, Inc. 5.250%, 3/15/2019[1,6]	370,000
400,000	Resolute Energy Corp. 8.500%, 5/1/2020[1,6]	398,000
400,000	SESI LLC 6.375%, 5/1/2019[1,6]	395,000
600,000	Southwestern Energy Co. 5.800%, 1/23/2020[1]	612,750
395,000	Transocean, Inc. 6.500%, 11/15/2020[3,6]	410,780
		5,943,122
	FINANCIALS – 7.5%
	CoreCivic, Inc.
87,000	4.125%, 4/1/2020[1,6]	89,392
371,000	5.000%, 10/15/2022[1,6]	385,840
400,000	Credit Acceptance Corp. 6.125%, 2/15/2021[1,6]	410,000
400,000	Enova International, Inc. 9.750%, 6/1/2021[1,6]	416,000
350,000	First Data Corp. 7.000%, 12/1/2023[1,2,6]	373,625
400,000	Genworth Holdings, Inc. 7.700%, 6/15/2020[6]	392,280
350,000	GFI Group, Inc. 8.375%, 7/19/2018[6]	369,250
400,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp. 6.000%, 8/1/2020[1,6]	411,750
	Nationstar Mortgage LLC / Nationstar Capital Corp.
47,000	6.500%, 8/1/2018[1,6]	47,118
305,000	7.875%, 10/1/2020[1,6]	313,387
400,000	Navient Corp. 8.000%, 3/25/2020[6]	447,000
128,000	Oppenheimer Holdings, Inc. 8.750%, 4/15/2018[1,6]	128,461

Altrius Enhanced Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2017 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$400,000	Popular, Inc. 7.000%, 7/1/2019[1,3,6]	$420,000
		4,204,103
	HEALTH CARE – 4.6%
	CHS/Community Health Systems, Inc.
60,000	8.000%, 11/15/2019[1,6]	60,300
322,000	7.125%, 7/15/2020[1,6]	313,547
400,000	IASIS Healthcare LLC / IASIS Capital Corp. 8.375%, 5/15/2019[1,6]	402,000
400,000	Kindred Healthcare, Inc. 8.000%, 1/15/2020[6]	420,000
400,000	Select Medical Corp. 6.375%, 6/1/2021[1,6]	411,000
400,000	Tenet Healthcare Corp. 6.750%, 2/1/2020[6]	416,000
	Valeant Pharmaceuticals International, Inc.
80,000	7.000%, 10/1/2020[1,6]	78,700
250,000	7.000%, 10/1/2020[1,2,6]	245,938
250,000	7.500%, 7/15/2021[1,2,3,6]	242,188
		2,589,673
	INDUSTRIALS – 7.1%
350,000	AECOM 5.750%, 10/15/2022[1,6]	366,187
350,000	Bombardier, Inc. 5.750%, 3/15/2022[3,6]	348,250
810,000	Herc Rentals, Inc. 7.500%, 6/1/2022[1,2,6]	854,550
600,000	Kratos Defense & Security Solutions, Inc. 7.000%, 5/15/2019[1,6]	610,500
385,000	Navistar International Corp. 8.250%, 11/1/2021[1,6]	388,850
400,000	Titan International, Inc. 6.875%, 10/1/2020[1,6]	415,000
600,000	Triumph Group, Inc. 4.875%, 4/1/2021[1,6]	596,250
26,000	United Rentals North America, Inc. 7.625%, 4/15/2022[1,6]	27,170
350,000	XPO CNW, Inc. 7.250%, 1/15/2018[6]	357,000
		3,963,757

Altrius Enhanced Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2017 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	MATERIALS – 9.7%
$600,000	AK Steel Corp. 8.375%, 4/1/2022[1]	$627,000
600,000	Allegheny Technologies, Inc. 5.950%, 1/15/2021[1]	601,500
350,000	AngloGold Ashanti Holdings PLC 5.375%, 4/15/2020[3,6]	369,425
400,000	Blue Cube Spinco, Inc. 9.750%, 10/15/2023[1,6]	484,000
500,000	Cemex S.A.B. de C.V. 6.125%, 5/5/2025[1,2,3,6]	538,750
400,000	Chemours Co. 6.625%, 5/15/2023[1,6]	423,000
60,000	Commercial Metals Co. 7.350%, 8/15/2018[6]	63,525
349,000	Hecla Mining Co. 6.875%, 5/1/2021[1,6]	362,087
400,000	Hexion, Inc. 6.625%, 4/15/2020[1,6]	365,000
400,000	LSB Industries, Inc. 8.500%, 8/1/2019[1,4,6]	400,500
160,000	SunCoke Energy, Inc. 7.625%, 8/1/2019[1,6]	157,600
400,000	Tronox Finance LLC 6.375%, 8/15/2020[1,6]	401,000
400,000	United States Steel Corp. 7.375%, 4/1/2020[6]	432,560
220,000	Vale Overseas Ltd. 5.625%, 9/15/2019[3,6]	232,100
		5,458,047
	TECHNOLOGY – 3.6%
268,000	BMC Software, Inc. 7.250%, 6/1/2018[6]	277,380
400,000	Infor US, Inc. 6.500%, 5/15/2022[1,6]	414,000
400,000	Micron Technology, Inc. 5.875%, 2/15/2022[1,6]	418,500
350,000	Western Digital Corp. 10.500%, 4/1/2024[1,2,6]	412,888
450,000	Zebra Technologies Corp. 7.250%, 10/15/2022[1,6]	478,125
		2,000,893

Altrius Enhanced Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2017 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	UTILITIES – 1.0%
	Ferrellgas LP / Ferrellgas Finance Corp.
$35,000	6.500%, 5/1/2021[1]	$33,075
165,000	6.750%, 1/15/2022[1]	155,100
300,000	Ferrellgas Partners LP / Ferrellgas Partners Finance Corp. 8.625%, 6/15/2020[1]	283,500
60,000	NRG Energy, Inc. 7.875%, 5/15/2021[1,6]	61,950
		533,625
	TOTAL CORPORATE BONDS (Cost $45,353,105)	46,202,130

	SHORT-TERM INVESTMENTS – 16.0%
6,003,865	UMB Money Market Fiduciary, 0.01%[5]	6,003,865
3,000,000	United States Treasury Bill, 0.56%	2,994,237

	TOTAL SHORT-TERM INVESTMENTS (Cost $9,000,432)	8,998,102

	TOTAL INVESTMENTS – 98.4% (Cost $54,353,537)	55,200,232
	Other Assets in Excess of Liabilities – 1.6%	901,536

	TOTAL NET ASSETS – 100.0%	$56,101,768

	SECURITIES SOLD SHORT – (4.5)%
	U.S. GOVERNMENT – (4.5)%
	UNITED STATES TREASURY BOND – (2.7)%
(1,500,000)	United States Treasury Bond 2.875%, 11/15/2046	$(1,508,262)

	TOTAL UNITED STATES TREASURY BOND (Proceeds $1,467,275)	(1,508,262)

	UNITED STATES TREASURY NOTE – (1.8)%
(1,000,000)	United States Treasury Note 2.250%, 2/15/2027	(995,352)

	TOTAL UNITED STATES TREASURY NOTE (Proceeds $973,149)	(995,352)

	TOTAL U.S. GOVERNMENT (Proceeds $2,440,424)	(2,503,614)

	TOTAL SECURITIES SOLD SHORT (Proceeds $2,440,424)	$(2,503,614)

Altrius Enhanced Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2017 (Unaudited)

Number of Contracts		Value

	WRITTEN OPTIONS CONTRACTS – (0.2)%
	PUT OPTIONS – (0.2)%
	AT&T, Inc.
(142)	Exercise Price: $38.00, Expiration Date: July 14, 2017	$(11,857)
	Hershey Co.
(20)	Exercise Price: $108.00, Expiration Date: July 21, 2017	(4,400)
	iShares 20+ Year Treasury Bond ETF
(45)	Exercise Price: $123.50, Expiration Date: July 7, 2017	(1,192)
	The Mosaic Company
(185)	Exercise Price: $27.00, Expiration Date: September 15, 2017	(81,863)
	VanEck Vectors Gold Miners ETF
(244)	Exercise Price: $22.00, Expiration Date: July 21, 2017*	(12,078)
(254)	Exercise Price: $21.50, Expiration Date: July 28, 2017*	(10,287)

	TOTAL PUT OPTIONS (Proceeds $94,324)	(121,677)

	TOTAL WRITTEN OPTIONS CONTRACTS (Proceeds $94,324)	$(121,677)

LP – Limited Partnership
PLC – Public Limited Company

*	Non-income producing security.
[1]	Callable.
[2]
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $5,004,314.

[3]	Foreign security denominated in U.S. Dollars.
[4]	Variable, floating, or step rate security.
[5]	The rate is the annualized seven-day yield at period end.
[6]	Security segregated as collateral for open written options contracts and securities sold short.

See accompanying Notes to Financial Statements.

Altrius Enhanced Income Fund
SUMMARY OF INVESTMENTS
As of June 30, 2017 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Corporate Bonds
Consumer Discretionary	23.9%
Energy	10.6%
Materials	9.7%
Communications	8.0%
Financials	7.5%
Industrials	7.1%
Consumer Staples	6.4%
Health Care	4.6%
Technology	3.6%
Utilities	1.0%
Total Corporate Bonds	82.4%
Short-Term Investments	16.0%
Total Investments	98.4%
Other Assets in Excess of Liabilities	1.6%
Total Net Assets	100.0%

 See accompanying Notes to Financial Statements.

MarketGrader 100 Enhanced Index Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 99.0%
	COMMUNICATIONS – 3.2%
5,295	Facebook, Inc. - Class A*	$799,439
5,436	Stamps.com, Inc.*	841,901
13,845	WebMD Health Corp.*	812,009
		2,453,349
	CONSUMER DISCRETIONARY – 30.1%
7,332	Alaska Air Group, Inc.	658,120
15,603	Best Buy Co., Inc.	894,520
17,731	Cooper Tire & Rubber Co.	640,089
23,974	Copart, Inc.*	762,133
23,204	DR Horton, Inc.	802,162
20,917	eBay, Inc.*	730,422
10,012	Foot Locker, Inc.	493,391
11,665	Grand Canyon Education, Inc.*	914,653
21,550	Hooker Furniture Corp.	886,783
12,731	iRobot Corp.*	1,071,186
31,999	Kate Spade & Co.*	591,662
4,969	Lear Corp.	705,996
15,221	Lennar Corp. - Class A	811,584
24,541	LGI Homes, Inc.*	986,057
33,220	Malibu Boats, Inc. - Class A*	859,401
30,081	Navigant Consulting, Inc.*	594,401
12,545	NIKE, Inc. - Class B	740,155
372	NVR, Inc.*	896,747
19,194	Rollins, Inc.	781,388
10,370	Ross Stores, Inc.	598,660
12,430	Southwest Airlines Co.	772,400
12,408	Starbucks Corp.	723,510
19,485	Steven Madden Ltd.*	778,426
8,308	Tiffany & Co.	779,872
9,147	TJX Cos., Inc.	660,139
11,996	Tupperware Brands Corp.	842,479
2,568	Ulta Salon Cosmetics & Fragrance, Inc.*	737,889
13,588	VF Corp.	782,669
14,956	Viad Corp.	706,671
25,900	Willdan Group, Inc.*	791,245
		22,994,810
	CONSUMER STAPLES – 6.9%
13,154	Energizer Holdings, Inc.	631,655
17,914	Five Below, Inc.*	884,414
18,886	Hormel Foods Corp.	644,201
5,469	Kimberly-Clark Corp.	706,103
12,305	National Beverage Corp.	1,151,256
5,276	Spectrum Brands Holdings, Inc.	659,711

MarketGrader 100 Enhanced Index Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	CONSUMER STAPLES (Continued)
10,783	Target Corp.	$563,843
		5,241,183
	ENERGY – 3.6%
11,475	Advanced Energy Industries, Inc.*	742,318
20,172	Antero Midstream Partners LP	669,307
25,507	EQT GP Holdings LP	769,036
29,275	Rice Midstream Partners LP	583,743
		2,764,404
	FINANCIALS – 15.1%
18,137	Air Lease Corp.	677,598
34,854	Banc of California, Inc.	749,361
15,885	Cardtronics PLC - Class A*1	521,981
19,817	Cohen & Steers, Inc.	803,381
19,725	Essent Group Ltd.*1	732,587
8,679	Euronet Worldwide, Inc.*	758,284
29,344	Fidelity Southern Corp.	670,804
6,360	Fiserv, Inc.*	778,083
6,467	Mastercard, Inc.	785,417
36,521	Meridian Bancorp, Inc.	617,205
43,709	New Residential Investment Corp. - REIT	680,112
63,480	NMI Holdings, Inc. - Class A*	726,846
15,603	Oaktree Capital Group LLC	727,100
15,039	Stonegate Bank	694,501
8,100	Visa, Inc. - Class A	759,618
17,782	Walker & Dunlop, Inc.*	868,295
		11,551,173
	HEALTH CARE – 9.1%
13,119	Cambrex Corp.*	783,860
10,122	Gilead Sciences, Inc.	716,435
25,746	Globus Medical, Inc. - Class A*	853,480
4,342	Illumina, Inc.*	753,424
29,896	LeMaitre Vascular, Inc.	933,353
8,596	Masimo Corp.*	783,783
27,745	Omega Protein Corp.	496,636
22,561	Premier, Inc. - Class A*	812,196
13,322	Zoetis, Inc.	831,026
		6,964,193
	INDUSTRIALS – 7.8%
10,209	Amphenol Corp. - Class A	753,628
16,801	Donaldson Co., Inc.	765,118
12,279	Fortive Corp.	777,875
12,747	HEICO Corp. - Class A	790,951

MarketGrader 100 Enhanced Index Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
13,294	Hexcel Corp.	$701,790
5,134	Middleby Corp.*	623,832
2,918	Northrop Grumman Corp.	749,080
11,731	Toro Co.	812,841
		5,975,115
	MATERIALS – 1.8%
9,020	Compass Minerals International, Inc.	589,006
9,175	Neenah Paper, Inc.	736,294
		1,325,300
	TECHNOLOGY – 21.4%
5,938	Adobe Systems, Inc.*	839,871
5,212	Apple, Inc.	750,632
19,906	Applied Materials, Inc.	822,317
19,097	Applied Optoelectronics, Inc.*	1,180,004
6,264	Arista Networks, Inc.*	938,285
10,214	Cabot Microelectronics Corp.	754,100
10,873	CDK Global, Inc.	674,778
8,789	Citrix Systems, Inc.*	699,429
12,232	Cognizant Technology Solutions Corp. - Class A	812,205
3,667	Coherent, Inc.*	825,038
14,305	Dolby Laboratories, Inc. - Class A	700,373
15,004	ExlService Holdings, Inc.*	833,922
3,905	FactSet Research Systems, Inc.	648,933
20,613	Finisar Corp.*	535,526
6,159	Lam Research Corp.	871,067
14,052	Manhattan Associates, Inc.*	675,339
10,970	Microsoft Corp.	756,162
32,717	Rudolph Technologies, Inc.*	747,583
5,449	S&P Global, Inc.	795,499
7,421	Skyworks Solutions, Inc.	712,045
9,299	Texas Instruments, Inc.	715,372
		16,288,480
	TOTAL COMMON STOCKS (Cost $70,279,882)	75,558,007

Principal Amount

	SHORT-TERM INVESTMENTS – 2.0%
$1,496,937	UMB Money Market Fiduciary, 0.01%[2]	1,496,937

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,496,937)	1,496,937

MarketGrader 100 Enhanced Index Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2017 (Unaudited)

Value

TOTAL INVESTMENTS – 101.0% (Cost $71,776,819)	$77,054,944
Liabilities in Excess of Other Assets – (1.0)%	(740,585)

TOTAL NET ASSETS – 100.0%	$76,314,359

LP – Limited Partnership
PLC – Public Limited Company
REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

MarketGrader 100 Enhanced Index Fund
SUMMARY OF INVESTMENTS
As of June 30, 2017 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Consumer Discretionary	30.1%
Technology	21.4%
Financials	15.1%
Health Care	9.1%
Industrials	7.8%
Consumer Staples	6.9%
Energy	3.6%
Communications	3.2%
Materials	1.8%
Total Common Stocks	99.0%
Short-Term Investments	2.0%
Total Investments	101.0%
Liabilities in Excess of Other Assets	(1.0)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
As of June 30, 2017 (Unaudited)

	Kaizen Hedged Premium Spreads Fund	Altrius Enhanced Income Fund	MarketGrader 100 Enhanced Index Fund
Assets:
Investments, at cost	$40,338,544	$54,353,537	$71,776,819
Purchased options contracts, at cost	177,853	-	-
Investments, at value	$40,363,301	$55,200,232	$77,054,944
Purchased options contracts, at value	151,125	-	-
Cash	-	196,410	-
Cash segregated at Broker	-	2,552,673	161
Unrealized appreciation on futures contracts	141,911	-	-
Receivables:
Investment securities sold	186,042	-	-
Fund shares sold	34,564	176,674	239,752
Dividends and interest	13	743,243	79,153
Prepaid expenses	18,684	28,496	21,168
Total assets	40,895,640	58,897,728	77,395,178

Liabilities:
Securities sold short, proceeds	$137,437	$2,440,424	$-
Written options contracts, proceeds	3,150	94,324	-
Securities sold short, at value	$137,640	$2,503,614	$-
Written options contracts, at value	6,000	121,677	-
Unrealized depreciation on futures contracts	10,598	-	-
Cash due to Broker	264,807	-	-
Payables:
Investment securities purchased	102,482	-	928,445
Fund shares redeemed	86,252	78,147	28,136
Advisory fees	30,828	34,241	57,974
Shareholder servicing fees (Note 7)	2,783	3,973	5,308
Fund administration fees	13,887	4,878	6,416
Auditing fees	7,430	7,438	7,438
Custody fees	6,416	4,015	25,517
Fund accounting fees	5,898	7,511	5,202
Transfer agent fees and expenses	4,072	6,535	5,756
Chief Compliance Officer fees	1,090	2,854	1,340
Trustees' fees and expenses	311	1,043	1,494
Interest on securities sold short	-	13,961	-
Accrued other expenses	11,388	6,073	7,793
Total liabilities	691,882	2,795,960	1,080,819

Net Assets	$40,203,758	$56,101,768	$76,314,359

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an
unlimited number of shares authorized)	$116,904,891	$54,981,339	$69,350,396
Accumulated net investment income (loss)	(244,201)	500	(86,585)
Accumulated net realized gain (loss) on investments,
securities sold short, futures contracts,
purchased options contracts and written options contracts	(76,583,221)	363,777	1,772,423
Net unrealized appreciation (depreciation) on:
Investments	24,757	846,695	5,278,125
Securities sold short	(203)	(63,190)	-
Purchased options contracts	(26,728)	-	-
Futures contracts	131,313	-	-
Written options contracts	(2,850)	(27,353)	-
Net Assets	$40,203,758	$56,101,768	$76,314,359

Class I Shares:
Shares of beneficial interest issued and outstanding	5,133,508	5,220,823	6,335,821
Net asset value per share	$7.83	$10.75	$12.04

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2017 (Unaudited)

	Kaizen Hedged Premium Spreads Fund	Altrius Enhanced Income Fund	MarketGrader 100 Enhanced Index Fund
Investment Income:
Dividends	$-	$-	$361,281
Interest	154,402	1,372,341	41
Total investment income	154,402	1,372,341	361,322

Expenses:
Advisory fees	289,725	261,452	327,274
Legal fees	36,912	9,917	9,917
Fund administration fees	31,045	30,521	32,248
Registration fees	20,366	23,115	17,604
Fund accounting fees	19,923	42,488	25,943
Transfer agent fees and expenses	11,565	14,618	16,031
Auditing fees	7,438	7,439	7,439
Custody fees	7,344	5,930	23,923
Shareholder reporting fees	6,956	6,480	4,976
Miscellaneous	3,798	3,471	3,223
Trustees' fees and expenses	3,634	3,967	3,768
Interest expense	3,523	7,879	1,624
Chief Compliance Officer fees	2,907	12,860	2,943
Shareholder servicing fees (Note 7)	2,643	23,710	29,625
Insurance fees	2,315	1,240	1,240
Interest on securities sold short	-	28,557	-

Total expenses	450,094	483,644	507,778
Advisory fees waived	(51,491)	(90,683)	(59,871)
Net expenses	398,603	392,961	447,907
Net investment income (loss)	(244,201)	979,380	(86,585)

Realized and Unrealized Gain (Loss) on Investments, Securities Sold Short, Purchased Options Contracts, Written Options Contracts and Futures Contracts:
Net realized gain (loss) on:
Investments	(78,410)	130,312	3,974,401
Securities sold short	47,925	-	-
Purchased options contracts	(11,207,403)	-	-
Written options contracts	12,086,180	349,732	-
Futures contracts	(708,114)	-	(664,268)
Net realized gain	140,178	480,044	3,310,133
Net change in unrealized appreciation/depreciation on:
Investments	25,535	256,855	1,662,668
Securities sold short	(203)	(82,262)	-
Purchased options contracts	124,134	-	-
Futures contracts	132,642	-	-
Written options contracts	(23,605)	(59,556)	-
Net change in unrealized appreciation/depreciation	258,503	115,037	1,662,668
Net realized and unrealized gain on investments, securities sold short,
purchased options contracts, written options contracts and futures contracts	398,681	595,081	4,972,801

Net Increase in Net Assets from Operations	$154,480	$1,574,461	$4,886,216

See accompanying Notes to Financial Statements.

Kaizen Hedged Premium Spreads Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2017 (Unaudited)	For the Year Ended December 31, 2016
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(244,201)	$(1,298,980)
Net realized gain on investments, securities sold short, futures contracts,
purchased options contracts and written options contracts	140,178	1,548,937
Net change in unrealized appreciation/depreciation on investments, futures contracts,
purchased options contracts and written options contracts	258,503	(2,687)
Net increase in net assets resulting from operations	154,480	247,270

Capital Transactions:
Net proceeds from shares sold:
Class I	5,585,402	15,221,209
Cost of shares redeemed:
Class I1	(29,350,645)	(115,815,041)
Net decrease in net assets from capital transactions	(23,765,243)	(100,593,832)

Total decrease in net assets	(23,610,763)	(100,346,562)

Net Assets:
Beginning of period	63,814,521	164,161,083
End of period	$40,203,758	$63,814,521

Accumulated net investment loss	$(244,201)	$-

Capital Share Transactions:
Shares sold:
Class I	706,219	2,035,501
Shares redeemed:
Class I	(3,712,368)	(15,518,185)
Net decrease from capital share transactions	(3,006,149)	(13,482,684)

[1]	Net of redemption fee proceeds of $2,097 and $8,748, respectively.

See accompanying Notes to Financial Statements.

Altrius Enhanced Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2017 (Unaudited)	For the Year Ended December 31, 2016
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$979,380	$672,714
Net realized gain on investments and written options contracts	480,044	83,876
Net change in unrealized appreciation/depreciation on investments,
securities sold short and written options contracts	115,037	641,115
Net increase in net assets resulting from operations	1,574,461	1,397,705

Distributions to Shareholders:
From net investment income:
Class I	(978,880)	(685,318)
From net realized gain:
Class I	-	(198,438)
Total distributions to shareholders	(978,880)	(883,756)

Capital Transactions:
Net proceeds from shares sold:
Class I	20,335,018	43,116,862
Reinvestment of distributions:
Class I	978,880	883,756
Cost of shares redeemed:
Class I1	(5,819,479)	(4,503,799)
Net increase in net assets from capital transactions	15,494,419	39,496,819

Total increase in net assets	16,090,000	40,010,768

Net Assets:
Beginning of period	40,011,768	1,000
End of period	$56,101,768	$40,011,768

Accumulated net investment income	$500	$-

Capital Share Transactions:
Shares sold:
Class I	1,896,775	4,128,761
Shares reinvested:
Class I	91,302	83,722
Shares redeemed:
Class I	(543,427)	(436,410)
Net increase in capital share transactions	1,444,650	3,776,073

[1]	Net of redemption fee proceeds of $5,241 and $26,440, respectively.

See accompanying Notes to Financial Statements.

MarketGrader 100 Enhanced Index Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2017 (Unaudited)	For the Year Ended December 31, 2016
Increase (Decrease) in Net Assets From:
Operations:
Net investment loss	$(86,585)	$(62,744)
Net realized gain (loss) on investments and futures contracts	3,310,133	(496,781)
Net change in unrealized appreciation/depreciation on investments	1,662,668	3,615,457
Net increase in net assets resulting from operations	4,886,216	3,055,932

Distributions to Shareholders:
From net capital gain:
Class I	-	(991,237)
Total distributions to shareholders	-	(991,237)

Capital Transactions:
Net proceeds from shares sold:
Class I	33,137,109	48,861,752
Reinvestment of distributions:
Class I	-	991,237
Cost of shares redeemed:
Class I1	(7,586,955)	(6,040,695)
Net increase in net assets from capital transactions	25,550,154	43,812,294

Total increase in net assets	30,436,370	45,876,989

Net Assets:
Beginning of period	45,877,989	1,000
End of period	$76,314,359	$45,877,989

Accumulated net investment loss	$(86,585)	$-

Capital Share Transactions:
Shares sold:
Class I	2,828,915	4,632,209
Shares reinvested:
Class I	-	89,462
Shares redeemed:
Class I	(651,515)	(563,350)
Net increase in capital share transactions	2,177,400	4,158,321

[1]	Net of redemption fee proceeds of $3,872 and $11,626, respectively.

See accompanying Notes to Financial Statements.

Kaizen Hedged Premium Spreads Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2017 (Unaudited)		For the Year Ended December 31, 2016		For the Period August 3, 2015* through December 31, 2015
Net asset value, beginning of period	$7.84		$7.59		$10.00
Income from Investment Operations:
Net investment loss[1]	(0.04)		(0.10)		(0.06)
Net realized and unrealized gain (loss)	0.03		0.35		(2.35)
Total from investment operations	(0.01)		0.25		(2.41)

Redemption fee proceeds[1]	-	[2]	-	[2]	-	[2]

Net asset value, end of period	$7.83		$7.84		$7.59

Total return[3]	-%	[4]	3.16%		(24)%	[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$40,204		$63,815		$164,161

Ratio of expenses to average net assets (including interest expense):
Before fees waived and expenses absorbed	1.71%	[5,6]	1.72%	[6]	1.85%	[5,6]
After fees waived and expenses absorbed	1.51%	[5,6]	1.62%	[6]	1.85%	[5,6]
Ratio of net investment loss to average net assets (including interest expense):
Before fees waived and expenses absorbed	(1.12)%	[5]	(1.40)%		(1.76)%	[5]
After fees waived and expenses absorbed	(0.92)%	[5]	(1.30)%		(1.76)%	[5]

Portfolio turnover rate	-%	[4]	-%		-%	[4]

*	Commencement of operations.
[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.
[5]	Annualized.
[6]
If interest expense had been excluded, the expense ratios would have been lowered by 0.01% for the six months ended June 30, 2017. For the prior periods ended December 31, 2016 and December 31, 2015, the ratios would have remained unchanged.

See accompanying Notes to Financial Statements.

Altrius Enhanced Income Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2017 (Unaudited)		For the Year Ended December 31, 2016
Net asset value, beginning of period	$10.60		$10.00
Income from Investment Operations:
Net investment income[1]	0.22		0.43
Net realized and unrealized gain on investments, securities sold short and written options contracts	0.14		0.57
Total from investment operations	0.36		1.00

Less Distributions:
From net investment income	(0.21)		(0.37)
From net realized gain	-		(0.05)
Total distributions	(0.21)		(0.42)

Redemption fee proceeds[1]	-	[2]	0.02

Net asset value, end of period	$10.75		$10.60

Total return[3]	3.46%	[4]	10.37%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$56,102		$40,012

Ratio of expenses to average net assets (including interest expense and interest on securities sold short):
Before fees waived and expenses absorbed	2.03%	[5,6]	3.09%	[6]
After fees waived and expenses absorbed	1.65%	[5,6]	1.53%	[6]
Ratio of net investment income to average net assets (including interest expense and interest on securities sold short):
Before fees waived and expenses absorbed	3.74%	[5]	2.48%
After fees waived and expenses absorbed	4.12%	[5]	4.04%

Portfolio turnover rate	11%	[4]	21%

[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.
[5]	Annualized.
[6]
If interest expense and interest on securities sold short had been excluded, the expense ratios would have been lowered by 0.15% for the six months ended June 30, 2017. For the year ended December 31, 2016, the ratios would have been lowered by 0.03%.

See accompanying Notes to Financial Statements.

MarketGrader 100 Enhanced Index Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2017 (Unaudited)		For the Year Ended December 31, 2016
Net asset value, beginning of period	$11.03		$10.00
Income from Investment Operations:
Net investment loss[1]	(0.02)		(0.03)
Net realized and unrealized gain on investments	1.03		1.30
Total from investment operations	1.01		1.27

Less Distributions:
From net realized gain	-		(0.25)
Total distributions	-		(0.25)

Redemption fee proceeds[1]	-	[2]	0.01

Net asset value, end of period	$12.04		$11.03

Total return[3]	9.16%	[5]	12.74%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$76,314		$45,878

Ratio of expenses to average net assets (including interest expense):
Before fees waived and expenses absorbed	1.71%	[4,6]	2.62%	[4]
After fees waived and expenses absorbed	1.51%	[4,6]	1.51%	[4]
Ratio of net investment loss to average net assets (including interest expense):
Before fees waived and expenses absorbed	(0.49)%	[6]	(1.37)%
After fees waived and expenses absorbed	(0.29)%	[6]	(0.26)%

Portfolio turnover rate	71%	[5]	105%

[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]
If interest expense had been excluded, the expense ratios would have been lowered by 0.01% for the six months ended June 30, 2017. For the year ended December 31, 2016, the ratios would have been lowered by 0.01%

[5]	Not annualized.
[6]	Annualized.

See accompanying Notes to Financial Statements.

Kaizen Funds
NOTES TO FINANCIAL STATEMENTS
June 30, 2017 (Unaudited)

Note 1 – Organization
Kaizen Hedged Premium Spreads Fund, Altrius Enhanced Income Fund and MarketGrader 100 Enhanced Index Fund (each a “Fund” and collectively the ‘‘Funds’’) are organized as a series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Kaizen Hedged Premium Spreads Fund is a non-diversified fund. The Altrius Enhanced Income Fund and MarketGrader 100 Enhanced Index Fund are diversified funds.

The Kaizen Hedged Premium Spreads Fund’s primary investment objective is to seek risk-adjusted returns which are uncorrelated to the broader markets. The Fund currently offers one class of shares, Class I. Class A and Class C Shares are not currently available. The Fund’s Class I shares commenced operations on August 3, 2015.

The Altrius Enhanced Income Fund’s primary investment objective is to maximize long-term total return and generate income. The Fund currently offers one class of shares, Class I. Class A and Class C Shares are not currently available. The Fund’s Class I shares commenced investment operations on December 31, 2015.

The MarketGrader 100 Enhanced Index Fund’s primary investment objective is to seek investment results that track generally, before fees and expenses, to the performance of the Kaizen MarketGrader 100 Dynamic Risk Overlay Index (the “Underlying Index”). The Fund currently offers one class of shares, Class I. Class A and Class C Shares are not currently available. The Fund’s Class I shares commenced investment operations on December 31, 2015.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Options are valued at the mean between the last available bid and asked prices used. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Funds might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Kaizen Funds
NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2017 (Unaudited)

(b) Short Sales
Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short, a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrues during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(c) Options
The Funds may write or purchase options contracts primarily to enhance the Funds’ returns or reduce volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When a Fund writes or purchases an option, an amount equal to the premium received or paid by a Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or a loss on investment transactions. A Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

Transactions in option contracts written for the six months ended June 30, 2017 in the Kaizen Hedged Premium Spreads Fund were as follows:

	Number of Contracts	Premium Amount
Outstanding at December 31, 2016	2,100	$119,505
Options written	127,706	13,926,151
Options terminated in closing purchasing transactions	(33,760)	(2,503,792)
Options expired	(92,846)	(11,529,504)
Options exercised	(200)	(9,210)
Outstanding at June 30, 2017	3,000	$3,150

Kaizen Funds
NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2017 (Unaudited)

Transactions in option contracts written for the six months ended June 30, 2017 in the Altrius Enhanced Income Fund were as follows:

	Number of Contracts	Premium Amount
Outstanding at December 31, 2016	1,153	$321,687
Options written	5,509	691,365
Options terminated in closing purchasing transactions	(4,216)	(760,791)
Options expired	(1,317)	(94,296)
Options exercised	(239)	(63,641)
Outstanding at June 30, 2017	890	$94,324

(d) Stock Index Futures
The Funds may invest in stock index futures as a substitute for a comparable market position in the underlying securities. A stock index future obligates the seller to deliver (and the purchaser to accept), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Funds recognize a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Funds’ basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. The purchase of a futures contract involves the risk that the Funds could lose more than the original margin deposit required to initiate the futures transaction. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

(e) Exchange-Traded Notes
Exchange-Traded Notes (“ETNs”) are debt securities that combine certain aspects of Exchange-Traded Funds (“ETFs”) and bonds. ETNs are not investment companies and thus are not regulated under the 1940 Act. ETNs, like ETFs, are traded on stock exchanges and generally track specified market indices, and their value depends on the performance of the underlying index and the credit rating of the issuer. ETNs may be held to maturity, but unlike bonds there are no periodic interest payments and principal is not protected.

(f) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

Kaizen Funds
NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2017 (Unaudited)

(g) Distributions to Shareholders
The Funds will make distributions of net investment income, per the table below and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Distribution Frequency of Net Investment Income
Kaizen Hedged Premium Spreads Fund	Annually
Altrius Enhanced Income Fund	Monthly
MarketGrader 100 Enhanced Index Fund	Annually

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(h) Federal Income Taxes
The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open years ended December 31, 2015 – 2016 and as of and during the six months ended June 30, 2017, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(i) Use of Estimates
The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Kaizen Funds
NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2017 (Unaudited)

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Kaizen Advisory, LLC (the “Advisor”). Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor. The annual rates are listed by Fund in the table below. The Advisor has contractually agreed to waive its fee and/or pay for operating expenses (excluding any taxes, leverage interest, acquired fund fees and expenses (as determined in accordance with Form N-1A), dividend and interest expense on short sales, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) in order to limit total annual operating expenses of each fund. This agreement is in effect until April 30, 2018 for the Funds and it may be terminated before that date only by the Trust’s Board of Trustees. The table below contains the expense cap by Fund and by Class.

	Investment Advisory Fees	Total Limit on Annual Operating Expenses Class I Shares†
Kaizen Hedged Premium Spreads Fund	1.10%	1.50%
MarketGrader 100 Enhanced Index Fund	1.10%	1.50%
Altrius Enhanced Income Fund	1.10%	1.50%

†The total limit on annual operating expenses is calculated based on each Fund’s average daily net assets.

The Advisor has engaged Altrius Capital Management, Inc. (“Altrius”) and Two Fish Management, LLC (“Two Fish”) (each, a "Sub-Advisor" and together, the “Sub-Advisors”) to manage the assets of the Altrius Enhanced Income Fund and pays the Sub-Advisors from its advisory fees.

For the six months ended June 30, 2017, the Advisor waived advisory fees totaling $51,491 for the Kaizen Hedged Premium Spreads Fund. For the six months ended June 30, 2017, the Advisor waived advisory fees and absorbed other expenses totaling $90,683 for the Altrius Enhanced Income Fund. For the six months ended June 30, 2017, the Advisor also waived advisory fees and absorbed other expenses totaling $59,871 for the MarketGrader 100 Enhanced Index Fund. Other than the Voluntary Limitations, the Advisor may recover from each Fund’s fees and/or expenses previously waived and/or absorbed, if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived. Each Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. The Advisor may recapture all or a portion of this amount no later than December 31, of the years stated below.

	Kaizen Hedged Premium Spreads Fund	Altrius Enhanced Income Fund	MarketGrader 100 Enhanced Index Fund
2019	$102,973	$258,736	$274,302
2020	51,491	90,683	59,871
Total	$154,464	$349,419	$334,173

Kaizen Funds
NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2017 (Unaudited)

IMST Distributors, LLC serves as the Funds’ distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the six months ended June 30, 2017, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the six months ended June 30, 2017, are reported on the Statements of Operations.

Note 4 – Federal Income Taxes
At June 30, 2017, gross unrealized appreciation and depreciation on investments based on cost for federal income tax purposes were as follows:

	Kaizen Hedged Premium Spreads Fund	Altrius Enhanced Income Fund	MarketGrader 100 Enhanced Index Fund
Cost of investments	$41,755,825	$54,353,717	$71,928,306

Gross unrealized appreciation	$85,640	$1,307,205	$7,474,897
Gross unrealized depreciation	(1,054,611)	(460,690)	(2,348,259)

Net unrealized appreciation (depreciation) on investments	$(968,971)	$846,515	$5,126,638

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Kaizen Funds
NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2017 (Unaudited)

As of December 31, 2016, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Kaizen Hedged Premium Spreads Fund	Altrius Enhanced Income Fund	MarketGrader 100 Enhanced Index Fund
Undistributed ordinary income	$-	$-	$-
Undistributed long-term capital gains	-	-	-
Accumulated earnings	-	-	-

Accumulated capital and other losses	(75,808,614)	(64,812)	(1,401,887)
Unrealized appreciation on investments	(778)	589,660	3,479,634
Unrealized appreciation on open futures and options contracts	(1,046,221)	-	-
Total accumulated earnings (deficit)	$(76,855,613)	$524,848	$2,077,747

The tax character of distributions paid during the fiscal year ended December 31, 2016 was as follows:

	Kaizen Hedged Premium Spreads Fund		Altrius Enhanced Income Fund		MarketGrader 100 Enhanced Index Fund
Distribution paid from:	2016	2015	2016	2015	2016	2015
Ordinary income	$-	$-	$879,338	$-	$991,237	$-
Net long-term capital gains	-	-	4,418	-	-	-
Total taxable distributions	$-	$-	$883,756	$-	$991,237	$-

At December 31, 2016, the Funds had accumulated capital loss carryforwards as follows:

Not Subject to Expiration
Fund	Short-Term	Long-Term	Total
Kaizen Hedged Premium Spreads Fund	$33,672,301	$42,136,313	$75,808,614
Altrius Enhanced Income Fund	-	-	-
MarketGrader 100 Enhanced Index Fund	-	-	-

Kaizen Funds
NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2017 (Unaudited)

Post-October capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Funds next taxable year. As of December 31, 2016, the following Funds had Post-October capital losses, which are deferred until January 1, 2107 for tax purposes:

	Post-October Capital Losses
Fund	Short-Term	Long-Term	Total
Kaizen Hedged Premium Spreads Fund	$-	$-	$-
Altrius Enhanced Income Fund	116,087	-	116,087
MarketGrader 100 Enhanced Index Fund	546,921	854,966	1,401,887

Under the Regulated Investment Company Modernization Act of 2010 (the "Act"), the Fund is permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Note 5 – Redemption Fee
The Funds may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 30 days of purchase. For the six months ended June 30, 2017 and the year ended December 31, 2016, the Kaizen Hedged Premium Spreads Fund received $2,097 and $8,748, respectively, in redemption fees. For the six months ended June 30, 2017 and the year ended December 31, 2016, the Altrius Enhanced Income Fund received $5,241 and $26,440, respectively, in redemption fees. For the six months ended June 30, 2017 and the year ended December 31, 2016, the MarketGrader 100 Enhanced Index Fund received $3,872 and $11,626, respectively, in redemption fees.

Note 6 – Investment Transactions
For the six months ended June 30, 2017, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales	Proceeds from Securities Sold Short	Cover Short Securities
Kaizen Hedged Premium Spreads Fund	$-	$-	$-	$-
Altrius Enhanced Income Fund	19,250,721	4,715,131	972,375	-
MarketGrader 100 Enhanced Index Fund	67,188,689	42,836,800	-	-

Note 7 – Shareholder Servicing Plan
The Trust, on behalf of each Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of the Funds’ average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended June 30, 2017, shareholder servicing fees incurred are disclosed on the Statements of Operations.

Kaizen Funds
NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2017 (Unaudited)

Note 8 – Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Kaizen Funds
NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2017 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2017, in valuing the Funds’ assets carried at fair value:

Kaizen Hedged Premium Spreads Fund	Level 1	Level 2	Level 3**	Total
Assets
Investments
Exchange-Traded Funds	$461,160	$-	$-	$461,160
Purchased Options Contracts	151,125	-	-	151,125
Short-Term Investments
Money Market	1,546,362	-	-	1,546,362
U.S. Treasury Bill	-	38,355,779	-	38,355,779
Total Assets	$2,158,647	$38,355,779	$-	$40,514,426

Other Financial Instruments[1]
Futures Contracts	$131,313	$-	$-	$131,313

Liabilities
Exchange-Traded Funds	$137,640	$-	$-	$137,640
Written Options Contracts	6,000	-	-	6,000
Total Liabilities	$143,640	$-	$-	$143,640

Altrius Enhanced Income Fund	Level 1	Level 2	Level 3**	Total
Assets
Investments
Corporate Bonds	$-	$46,202,130	$-	$46,202,130
Short-Term Investments
Money Market	6,003,865	-	-	6,003,865
U.S. Treasury Bill	-	2,994,237	-	2,994,237
Total Assets	$6,003,865	$49,196,367	$-	$55,200,232

Liabilities
U.S. Government	$-	$2,503,614	$-	$2,503,614
Written Options Contracts	39,814	81,863	-	121,677
Total Liabilities	$39,814	$2,585,477	$-	$2,625,291

Kaizen Funds
NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2017 (Unaudited)

MarketGrader 100 Enhanced Index Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[2]	$75,558,007	$-	$-	$75,558,007
Short-Term Investments	1,496,937	-	-	1,496,937
Total Investments	$77,054,944	$-	$-	$77,054,944

*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.
[1]	Other financial instruments are derivative instruments such as futures. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
[2]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

Transfers between Levels 1, 2 or 3 are recognized at the end of the reporting period. There were no transfers between Levels at period end.

Note 10 – Derivatives and Hedging Disclosures
Derivatives and Hedging requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position, performance and cash flows.

The effects of these derivative instruments on the Funds’ financial position and financial performance as reflected in the Statements of Assets and Liabilities and Statements of Operations are presented in the tables below. The fair values of derivative instruments as of June 30, 2017 by risk category are as follows:

	Kaizen Hedged Premium Spreads Fund
	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments	Statement of Asset and Liabilities Location	Value	Statement of Asset and Liabilities Location	Value
Equity contracts	Purchased options contracts, at value	$151,125	Written options contracts, at value	$6,000
Equity contracts	Unrealized appreciation on futures contracts	141,911	Unrealized depreciation on futures contracts	10,597
Total		$293,036		$16,597

Kaizen Funds
NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2017 (Unaudited)

	Altrius Enhanced Income Fund
	Liability Derivatives
Derivatives not designated as hedging instruments	Statement of Asset and Liabilities Location	Value
Equity contracts	Written options contracts, at value	$121,677
Total		$121,677

The effects of derivative instruments on the Statements of Operations for the six months ended June 30, 2017 are as follows:

Kaizen Hedged Premium Spreads Fund
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts	Futures Contracts
Equity contracts	$(11,207,403)	$12,086,180	$(708,114)
Total	$(11,207,403)	$12,086,180	$(708,114)

Altrius Enhanced Income Fund
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Written Options Contracts
Equity contracts	$349,732
Total	$349,732

MarketGrader 100 Enhanced Index Fund
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Futures Contracts
Equity contracts	$(664,268)
Total	$(664,268)

Kaizen Hedged Premium Spreads Fund
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Futures Contracts	Purchased Options Contracts	Written Options Contracts	Total
Equity contracts	$132,642	$124,134	$(23,605)	$233,171
Total	$132,642	$124,134	$(23,605)	$233,171

Kaizen Funds
NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2017 (Unaudited)

Altrius Enhanced Income Fund
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Written Options Contracts	Total
Equity contracts	$(59,556)	$(59,556)
Total	$(59,556)	$(59,556)

The number of contracts is included on the Schedule of Investments. The quarterly average volumes of derivative instruments as of June 30, 2017 are as follows:

Kaizen Hedged Premium Spreads Fund
Derivatives not designated as hedging instruments
Equity contracts	Purchased options contracts	Number of contracts	4,633
Equity contracts	Written options contracts	Number of contracts	(3,200)
Equity contracts	Long futures contracts	Number of contracts	63
Equity contracts	Short futures contracts	Number of contracts	(65)

Altrius Enhanced Income Fund
Derivatives not designated as hedging instruments
Equity contracts	Written options contracts	Number of contracts	(1,001)

Note 11 – Repurchase-to-Maturity Transactions, Repurchase Financings and Disclosures
Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures requires an entity to modify accounting for repurchase-to-maturity transactions and repurchase financing arrangements, as well as modify required disclosures for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions that are accounted for as secured borrowings. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

Note 12 – Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent)
Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent) removes the requirement to categorize within the fair value hierarchy investments measured using the net asset value per share ("NAV") practical expedient, as well as removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

Note 13 – Recently Issued Accounting Pronouncements
In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the financial statements and related disclosures.

Kaizen Funds
NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2017 (Unaudited)

Note 14 – Events Subsequent to the Fiscal Period End
The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

Kaizen Funds
EXPENSE EXAMPLES
For the Six Months Ended June 30, 2017 (Unaudited)

Expense Examples
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs including sales charges (loads) on purchase payments on certain classes, and (2) ongoing costs, including management fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Kaizen Hedged Premium Spreads Fund		Beginning Account Value	Ending Account Value	Expense Paid During Period
		1/1/17	6/30/17	1/1/17 – 6/30/17
Class I	Actual Performance*	$1,000.00	$1,000.00	$7.51
		1/1/17	6/30/17	1/1/17 – 6/30/17
Class I	Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.29	$7.57

*
Expenses are equal to the Fund’s annualized expense ratios of 1.51% for the Class I shares multiplied by the average account values over the period, multiplied by 181/365 (to reflect the six month period) for Class I shares. The expense ratios reflect an expense waiver. Assume all dividends and distributions were reinvested.

Kaizen Funds
EXPENSE EXAMPLES - Continued
For the Six Months Ended June 30, 2017 (Unaudited)

Altrius Enhanced Income Fund		Beginning Account Value	Ending Account Value	Expense Paid During Period
		1/1/17	6/30/17	1/1/17 – 6/30/17
Class I	Actual Performance*	$1,000.00	$1,034.60	$8.34
		1/1/17	6/30/17	1/1/17 – 6/30/17
Class I	Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.60	$8.27

*
Expenses are equal to the Fund’s annualized expense ratios of 1.65% for the Class I shares multiplied by the average account values over the period, multiplied by 181/365 (to reflect the six month period) for Class I shares. The expense ratios reflect an expense waiver. Assume all dividends and distributions were reinvested.

MarketGrader 100 Enhanced Index Fund		Beginning Account Value	Ending Account Value	Expense Paid During Period
		1/1/17	6/30/17	1/1/17 – 6/30/17
Class I	Actual Performance*	$1,000.00	$1,091.60	$7.81
		1/1/17	6/30/17	1/1/17 – 6/30/17
Class I	Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.33	$7.53

*
Expenses are equal to the Fund’s annualized expense ratios of 1.51% for the Class I shares multiplied by the average account values over the period, multiplied by 181/365 (to reflect the six month period) for Class I shares. The expense ratios reflect an expense waiver. Assume all dividends and distributions were reinvested.

This page is intentionally left blank

This page is intentionally left blank

Kaizen Funds
Each a series of Investment Managers Series Trust II

Investment Advisor
Kaizen Advisory, LLC
1745 S. Naperville Road, Suite 103
Wheaton, Illinois 60189

Sub-Advisors
Altrius Capital Management, Inc.
1323 Commerce Drive
New Bern, North Carolina 28562

Two Fish Management, LLC
9333 N Meridian St., Suite 222
Indianapolis, Indiana 46260

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

Fund Co-Administrator
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 West Galena Street
Milwaukee, Wisconsin 53212

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Kaizen Hedged Premium Spreads Fund – Class I	KZSIX	46141T 836
Altrius Enhanced Income Fund – Class I	KEUIX	46141T 737
MarketGrader 100 Enhanced Index Fund – Class I	KHMIX	46141T 760

Privacy Principles of the Kaizen Funds for Shareholders
The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Kaizen Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Funds' proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds (toll-free) at (844) 524-9366 or on the U.S. Securities and Exchange Commission's ("SEC") website at www.sec.gov.

Proxy Voting Record
Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Funds (toll-free) at (844) 524-9366 or by accessing the Funds' Form N-PX on the SEC's website at www.sec.gov.

Form N-Q Disclosure
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q is available on the SEC website at www.sec.gov or by calling the Funds (toll-free) at (844) 524-9366. The Funds' Form N-Q may also be viewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding Mailings
To reduce expenses, the Trust may mail only one copy of the Funds' prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (844) 524-9366 (or contact your financial institution). The Trust will begin sending you individual copies thirty days after receiving your request.

Kaizen Funds
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: (844) 524-9366

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Investment Managers Series Trust II

By (Signature and Title):	/s/ Terrance Gallagher
Terrance Gallagher, President

Date:	9/8/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ Terrance Gallagher
Terrance Gallagher, President

Date:	9/8/17

By (Signature and Title):	/s/ Rita Dam
Rita Dam, Treasurer

Date:	9/8/17